COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 10, 2024	Apr. 01, 2024	Jan. 29, 2024	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Merger termination fees			$ 250,000
Lease term		9 months
Payments for rent	$ 2,250	$ 3,600		$ 2,250
Litigation expense					$ 18,500